Real estate properties development completed and under development (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Real Estate Properties [Line Items]
Real estate properties development completed	$ 675,946,233	$ 854,076,531
Real estate properties under development	2,530,951,122	2,453,888,438	$ 3,277,056,653
Total real estate properties development completed and under development	3,206,897,355	3,307,964,969
Pledged as collateral
Real Estate Properties [Line Items]
Land use rights net	379,460,397	398,837,052
Land use rights [Member]
Real Estate Properties [Line Items]
Total real estate properties development completed and under development	$ 1,473,561,084	$ 1,589,737,091